UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number: 811-07108

                   ALLIANCE WORLD DOLLAR GOVERNMENT FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE WORLD DOLLAR GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
SOVEREIGN DEBT OBLIGATIONS--94.3%
Argentina--4.9%
Republic of Argentina
   Zero Coupon, 12/15/35                                   $6,756    $   462,795
   4.01%, 8/03/12 FRN                                       5,657      5,113,736
   8.28%, 12/31/33                                            965        859,938
                                                                     -----------
                                                                       6,436,469
                                                                     -----------

Brazil--16.8%
   Federal Republic of Brazil
   7.125%, 1/20/37(a)                                       3,004      2,951,430
   8.00%, 1/15/18                                             873        952,880
   8.25%, 1/20/34                                           3,271      3,620,996
   8.875%, 10/14/19                                           214        246,635
   9.25%, 10/22/10                                            410        467,400
   10.50%, 7/14/14                                          1,364      1,705,000
   12.00%, 4/15/10                                          1,025      1,262,288
   12.75%, 1/15/20                                          5,378      7,959,439
   14.50%, 10/15/09                                           355        461,145
   DCB FRN
   Series L
   5.25%, 4/15/12                                           2,237      2,228,522
                                                                     -----------
                                                                      21,855,735
                                                                     -----------

Bulgaria--0.4%
Republic of Bulgaria
   8.25%, 1/15/15(b)                                          425        507,875
                                                                     -----------

Colombia--3.5%
Republic of Colombia
   10.75%, 1/15/13                                            376        471,880
   11.75%, 2/25/20                                          2,848      4,058,400
                                                                     -----------
                                                                       4,530,280
                                                                     -----------

Costa Rica--0.3%
Republic of Costa Rica
   8.05%, 1/31/13(b)                                          110        119,735
   8.11%, 2/01/12(b)                                          269        291,865
                                                                     -----------
                                                                         411,600
                                                                     -----------

Dominican Republic--0.9%
Dominican Republic
   9.50%, 9/27/11(b)                                        1,032      1,109,172
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Ecuador--1.1%
Republic of Ecuador
   9.00%, 8/15/30(b)(c)                                   $1,090     $ 1,055,513
   9.375%, 12/15/15(b)                                       393         395,358
                                                                     -----------
                                                                       1,450,871
                                                                     -----------

El Salvador--1.2%
Republic of El Salvador
   7.625%, 9/21/34(b)                                        352         392,480
   7.65%, 6/15/35(b)                                         593         633,769
   8.50%, 7/25/11(b)                                         425         476,425
                                                                     -----------
                                                                       1,502,674
                                                                     -----------

Indonesia--1.3%
Republic of Indonesia
   6.75%, 3/10/14(b)                                       1,150       1,141,375
   7.25%, 4/20/15(b)                                         307         313,908
   8.50%, 10/12/35(b)                                        270         299,025
                                                                     -----------
                                                                       1,754,308
                                                                     -----------

Lebanon--1.2%
Lebanese Republic
   7.875%, 5/20/11(b)                                        330         346,500
   10.125%, 8/06/08(b)                                       979       1,059,768
   11.625%, 5/11/16(b)                                       148         189,440
                                                                     -----------
                                                                       1,595,708
                                                                     -----------

Malaysia--0.5%
Malaysia
   7.50%, 7/15/11                                            550         611,989
                                                                     -----------

Mexico--14.9%
United Mexican States
   7.50%, 1/14/12                                          1,075       1,195,400
   8.125%, 12/30/19                                        4,720       5,770,200
   11.375%, 9/15/16                                        1,607       2,362,290
   Series A
   6.375%, 1/16/13                                           555         587,745
   8.00%, 9/24/22                                          5,214       6,329,795
   9.875%, 2/01/10                                         2,687       3,143,790
                                                                     -----------
                                                                      19,389,220
                                                                     -----------

Morocco--0.4%
Kingdom of Morocco Loan Participation FRN
   Series A
   4.81%, 1/01/09                                            555         551,848
                                                                     -----------

Nigeria--1.7%
Central Bank of Nigeria
   6.25%, 11/15/20(c)                                      2,250       2,264,175
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
                                                        ---------   ------------
Panama--2.8%
Republic of Panama
   7.125%, 1/29/26                                        $   488    $  513,620
   8.875%, 9/30/27                                            948     1,166,040
   9.375%, 7/23/12-4/01/29                                    554       686,830
   9.625%, 2/08/11                                            375       439,688
   10.75%, 5/15/20                                            605       852,445
                                                                     ----------
                                                                      3,658,623
                                                                     ----------

Peru--4.3%
Republic of Peru
   7.35%, 7/21/25                                           1,926     1,993,410
   8.375%, 5/03/16                                            583       661,122
   8.75%, 11/21/33                                          2,102     2,459,340
   9.875%, 2/06/15                                            431       533,363
                                                                     ----------
                                                                      5,647,235
                                                                     ----------

Philippines--5.2%
Republic of Philippines
   7.75%, 1/14/31                                             519       511,864
   8.875%, 3/17/15                                          2,535     2,813,850
   9.00%, 2/15/13                                             725       807,650
   9.50%, 2/02/30                                             337       393,869
   9.875%, 1/15/19                                          1,025     1,218,725
   10.625%, 3/16/25                                           756       960,120
                                                                     ----------
                                                                      6,706,078
                                                                     ----------

Russia--20.5%
Russian Federation
   5.00%, 3/31/30(b)(c)                                     9,090    10,135,350
   11.00%, 7/24/18(b)                                       3,170     4,644,050
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08                                          11,505    10,915,943
   Series VII
   3.00%, 5/14/11                                           1,080       958,500
                                                                     ----------
                                                                     26,653,843
                                                                     ----------

Turkey--4.7%
Republic of Turkey
   6.875%, 3/17/36                                          1,502     1,441,920
   7.375%, 2/05/25                                            597       614,910
   11.00%, 1/14/13                                          1,040     1,318,200
   11.50%, 1/23/12                                          1,112     1,406,680
   11.75%, 6/15/10                                            680       829,600
   11.875%, 1/15/30(a)                                        328       501,512
                                                                     ----------
                                                                      6,112,822
                                                                     ----------

Ukraine--1.1%
Government of Ukraine
   6.875%, 3/04/11(b)                                         482       490,435
   7.65%, 6/11/13(b)                                          125       132,500
   11.00%, 3/15/07(b)                                         777       800,367
                                                                     ----------
                                                                      1,423,302
                                                                     ----------

                                                       Shares or
                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
                                                       ---------   ------------
Uruguay--1.4%
Republic of Uruguay
   7.50%, 3/15/15                                        $   124   $    130,386
   7.875%, 1/15/33(d)                                        606        629,994
   8.00%, 11/18/22                                           260        271,700
   9.25%, 5/17/17(c)                                         690        800,400
                                                                   ------------
                                                                      1,832,480
                                                                   ------------

Venezuela--5.2%
Republic of Venezuela
   5.614%, 4/20/11 FRN(b)                                    440        434,500
   8.50%, 10/08/14                                           268        300,160
   9.25%, 9/15/27(a)                                       1,289      1,613,184
   10.75%, 9/19/13                                         3,530      4,394,849
                                                                   ------------
                                                                      6,742,693
                                                                   ------------
Total Sovereign Debt Obligations
   (cost $111,640,900)                                              122,749,000
                                                                   ------------

WARRANTS(e)--0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20                             1,250         27,500
Republic of Venezuela
   Warrants, expiring 4/15/20                             20,599            -0-
                                                                   ------------
Total Warrants
   (cost $0)                                                             27,500
                                                                   ------------

SHORT-TERM INVESTMENTS--10.1%
Time Deposits-10.1%
Societe Generale                                         $12,500     12,500,000
  4.47%, 2/01/06
The Bank of New York                                         640        640,000
  3.25%, 2/01/06                                                   ------------
Total Short-Term Investments
   (cost $13,140,000)                                                13,140,000
                                                                   ------------

Total Investments--104.4%
   (cost $124,780,900)                                              135,916,500
Other assets less liabilities--(4.4%)                                (5,704,291)
                                                                   ------------

Net Assets--100%                                                   $130,212,209
                                                                   ------------

CREDIT DEFAULT SWAP CONTRACTS

                                 Notional                              Unrealized
Swap Counterparty &               Amount    Interest   Termination   Appreciation /
Referenced Obligation             (000's)     Rate         Date      (Depreciation)
------------------------------   --------   --------   -----------   --------------
Buy Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    1,640      4.07%       8/20/15      $(214,444)
Citigroup Global Markets, Inc.
Republic of Colombia
8.375%, 2/15/27                      550      3.02        1/20/10        (37,844)
Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                       350      0.50       11/26/13         (2,779)
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                     520      5.60        3/20/19        (87,396)
JP Morgan Security, Inc.
Republic of Hungary
4.50%, 2/06/13                     1,490      0.30       10/20/15         16,844

Sale Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                      900      4.40        5/20/06         19,260
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    2,583      1.98        9/20/07         62,560
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    2,540      3.09        8/20/10        185,291
Citigroup Global Markets, Inc.
Republic of Colombia
8.375%, 2/15/27                    1,150      1.13        1/20/07          8,713
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                     520      4.95        3/20/19         55,594
CS First Boston
Federal Republic of Brazil
12.25%, 3/06/30                      775      6.90        6/20/07         72,572
CS First Boston
Republic of Venezuela
9.25%, 9/15/27                       950      3.17       10/20/15         74,122
Deutsche Bank Alex Brown
Federal Republic of Brazil
12.25%, 3/06/30                    2,583      1.90       04/20/07         58,605

                                Notional
Swap Counterparty &              Amount    Interest   Termination    Unrealized
Referenced Obligation            (000's)     Rate         Date      Appreciation
-----------------------------   --------   --------   -----------   ------------
Sale Contracts (continued):
JP Morgan Chase & Co.
Government of Ukraine
7.65%, 8/20/06                     600       2.76%      2/20/16       $    -0-
Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27                   800      17.75       2/13/08        330,884
Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                    680       3.80       8/20/06         24,620

INTEREST RATE SWAP CONTRACT

                                                  Rate Type
                                           ----------------------
                                           Payments     Payments
    Swap          Notional   Termination    made by   received by    Unrealized
Counterparty       Amount        Date      the Fund     the Fund    Depreciation
------------     ---------   -----------   --------   -----------   ------------
Morgan
Guaranty         3,892,072     1/01/09      LIBOR+      6.8526%     $(1,041,556)

+ LIBOR (London Interbank Offered Rate)

REVERSE REPURCHASE AGREEMENTS

                                                Interest
Broker                                            Rate     Maturity     Amount
-------------                                   --------   --------   ----------
UBS AG London                                     3.00%     2/01/06   $1,936,958
UBS AG London                                     3.50      2/01/06    1,221,343
UBS AG London                                     4.00      2/01/06    3,156,828
                                                                      ----------
                                                                      $6,315,129
                                                                      ----------

(a) Position, or a portion thereof, with an aggregate market value of $5,110,028, has been segregated to collateralize reverse repurchase agreements.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate market value of these securities amounted to $24,969,410 or 19.18% of net assets.

(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2006.

(d)  Pay-In-Kind Payments (PIK).

(e)  Non-income producing security.

     Glossary of Terms:
     DCB- Debt Conversion Bond
     FRN- Floating Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance World Dollar Government Fund, Inc.


By: /s/ Marc O. Mayer
    ------------------------------------
    Marc O. Mayer
    President

Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ------------------------------------
    Marc O. Mayer
    President

Date: March 23, 2006


By: /s/ Mark D. Gersten
    ------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: March 23, 2006